Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Preferred Stock	Common Stock	Preferred Stock	Preferred Stock Preferred Stock	Common Stock	Common Stock Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Preferred Stock	Additional Paid-in Capital Common Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interest
Stockholders' equity at beginning of period at Dec. 31, 2019	$ 4,426,522				$ 16		$ 91,107		$ 1,212,311			$ 1,354,324		$ 1,768,764		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	671,460													671,460
Other comprehensive income (loss)	849,233											849,233
Issuance of stock			$ 290,260	$ 338,061		$ 12		$ 10,053		$ 290,248	$ 328,008
Share-based compensation	10,215								10,215
Treasury stock acquired, common	(165,094)						(5,439)		(159,655)
Dividends on preferred stock	(33,515)													(33,515)
Dividends on common stock	(28,859)													(28,859)
Stockholders' equity at end of period at Dec. 31, 2020	6,348,988	$ (9,295)			28		95,721		1,681,127			2,203,557		2,368,555	$ (9,295)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	553,023													553,023
Other comprehensive income (loss)	(779,530)											(779,530)
Issuance of stock				4,854				460			4,394
Share-based compensation	24,601								24,601
Treasury stock acquired, common	(99,415)						(3,667)		(95,748)
Dividends on preferred stock	(43,675)													(43,675)
Dividends on common stock	(31,450)													(31,450)
Stockholders' equity at end of period at Dec. 31, 2021	7,738,717	$ 1,761,321			28		92,514		1,614,374			3,192,547	$ 1,768,520	2,839,254	$ (7,199)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,920,577													1,920,219		358
Other comprehensive income (loss)	(6,938,777)											(6,938,777)
Issuance of stock				$ 253,978				$ 7,112			$ 246,866
Share-based compensation	15,827								15,827
Treasury stock acquired, common	(566,567)						(14,816)		(551,751)
Dividends on preferred stock	(43,675)													(43,675)
Dividends on common stock	(30,205)													(30,205)
Contributions from noncontrolling interests	20,875															20,875
Stockholders' equity at end of period at Dec. 31, 2022	$ 2,370,750				$ 28		$ 84,810		$ 1,325,316			$ (3,746,230)		$ 4,685,593		$ 21,233